Portfolio of investments—November 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 30.91%
FHLMC	2.00%	10-1-2051	$38,607,792	$31,627,430
FHLMC	2.00	1-1-2052	34,720,019	28,443,370
FHLMC	2.00	3-1-2052	23,483,712	19,218,139
FHLMC	2.00	6-1-2052	7,706,431	6,301,850
FHLMC	2.50	8-1-2037	4,301,257	4,066,487
FHLMC	2.50	9-1-2050	9,102,390	7,762,003
FHLMC	2.50	12-1-2050	24,716,979	21,086,644
FHLMC	2.50	6-1-2051	101,326,585	86,383,021
FHLMC	2.50	11-1-2051	8,503,306	7,354,112
FHLMC	2.50	4-1-2052	27,188,279	23,256,112
FHLMC	3.00	9-1-2034	214,990	208,811
FHLMC	3.00	6-1-2050	425,919	386,077
FHLMC	3.00	7-1-2050	1,356,830	1,229,944
FHLMC	3.00	8-1-2050	1,831,844	1,649,042
FHLMC	3.00	11-1-2050	23,909,299	21,352,673
FHLMC	3.00	3-1-2052	216,458	193,945
FHLMC	3.00	5-1-2052	17,678,850	15,806,016
FHLMC	3.00	6-1-2052	456,041	405,939
FHLMC	3.00	6-1-2053	14,998,530	13,379,014
FHLMC	3.50	7-1-2038	11,274,093	10,965,102
FHLMC	3.50	12-1-2045	795,598	755,278
FHLMC	3.50	5-1-2052	87,506	81,387
FHLMC	3.50	12-1-2052	7,231,575	6,695,716
FHLMC	3.50	2-1-2053	15,413,746	14,276,652
FHLMC	3.50	4-1-2053	7,384,373	6,839,220
FHLMC	4.00	6-1-2037	2,084,249	2,056,129
FHLMC	4.00	4-1-2038	12,455,300	12,301,114
FHLMC	4.00	6-1-2044	481,667	469,378
FHLMC	4.00	5-1-2049	852,707	826,820
FHLMC	4.00	6-1-2052	4,986,094	4,780,224
FHLMC	4.00	8-1-2052	6,924,417	6,636,363
FHLMC	4.00	11-1-2053	18,855,482	17,995,086
FHLMC	4.00	5-1-2054	13,242,015	12,615,851
FHLMC	4.50	5-1-2053	12,050,016	11,882,216
FHLMC	4.50	6-1-2053	13,964,826	13,721,538
FHLMC	4.50	10-1-2054	15,449,201	15,173,878
FHLMC	5.00	6-1-2036	59,766	61,541
FHLMC	5.00	8-1-2040	59,919	61,804
FHLMC	5.00	7-1-2052	17,431,063	17,618,046
FHLMC	5.00	11-1-2052	15,612,145	15,672,111
FHLMC	5.00	5-1-2053	11,401,798	11,446,599
FHLMC	5.00	12-1-2053	10,765,699	10,828,487
FHLMC	5.00	12-1-2054	17,617,284	17,595,520
FHLMC	5.50	8-1-2038	16,298	16,968
FHLMC	5.50	12-1-2038	125,255	130,405
FHLMC	5.50	6-1-2040	231,277	240,165
FHLMC	5.50	11-1-2052	92,544	94,250
FHLMC	5.50	3-1-2053	62,622,965	63,766,029
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 1

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC	5.50%	9-1-2053	$19,510,536	$19,904,563
FHLMC	5.50	1-1-2054	56,788,507	57,642,573
FHLMC	5.50	2-1-2055	17,507,277	17,732,391
FHLMC	5.50	9-1-2055	52,821,018	53,500,248
FHLMC	6.00	5-1-2054	29,822,507	30,527,381
FHLMC	6.00	9-1-2054	12,309,973	12,604,698
FHLMC	6.50	7-1-2055	51,331,643	53,168,535
FHLMC	6.50	9-1-2055	18,488,331	19,161,215
FHLMC	8.00	2-1-2030	24	25
FHLMC Structured Pass-Through Certificates Series T-42 Class A5	7.50	2-25-2042	704,517	765,213
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.86	7-25-2043	21,954	21,495
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	4.23	10-25-2043	95,093	80,468
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	95,808	87,583
FHLMC (RFUCCT1Y+1.33%)±	6.28	1-1-2036	2,121	2,147
FNMA	2.00	4-1-2051	21,476,558	17,523,835
FNMA	2.00	5-1-2051	67,854,822	55,605,282
FNMA	2.00	8-1-2051	10,219,682	8,372,529
FNMA	2.00	10-1-2051	116,090,278	95,095,598
FNMA	2.00	12-1-2051	9,221,152	7,552,039
FNMA	2.00	1-1-2052	22,519,691	18,388,594
FNMA	2.00	2-1-2052	31,018,555	25,392,953
FNMA	2.00	6-1-2052	2,541,884	2,079,188
FNMA	2.50	12-1-2050	17,136,723	14,621,425
FNMA	2.50	12-1-2051	32,480,065	27,682,708
FNMA	2.50	1-1-2052	9,301,113	7,936,207
FNMA	2.50	2-1-2052	15,475,326	13,192,791
FNMA	3.00	11-1-2045	428,721	392,425
FNMA	3.00	12-1-2045	1,088,529	996,827
FNMA	3.00	12-1-2046	593,711	540,697
FNMA	3.00	8-1-2050	1,562,690	1,401,372
FNMA	3.00	10-1-2051	19,072,187	17,083,135
FNMA	3.00	11-1-2051	32,127,684	28,806,494
FNMA	3.00	1-1-2052	7,134,215	6,345,842
FNMA	3.00	2-1-2052	6,595,294	5,899,588
FNMA	3.00	6-1-2052	18,679,419	16,621,576
FNMA	3.00	8-1-2052	20,809,315	18,519,503
FNMA	3.48	3-1-2029	889,216	878,518
FNMA	3.50	12-1-2037	12,381,771	12,040,246
FNMA	3.50	10-1-2043	440,054	419,032
FNMA	3.50	4-1-2045	61,935	58,904
FNMA	3.50	8-1-2045	961,266	913,434
FNMA	3.50	3-1-2048	2,025,804	1,904,706
FNMA	3.50	5-1-2052	9,217,046	8,539,991
FNMA	3.50	6-1-2052	64,716,866	60,035,009
See accompanying notes to portfolio of investments
2 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.50%	8-1-2052	$13,818,756	$12,802,971
FNMA	3.50	9-1-2052	19,227,400	17,814,053
FNMA	3.50	12-1-2052	13,530,491	12,532,395
FNMA	3.50	4-1-2053	3,527,519	3,266,563
FNMA	3.62	3-1-2029	419,236	415,645
FNMA	4.00	8-1-2037	4,340,904	4,287,148
FNMA	4.00	9-1-2037	4,043,132	3,993,066
FNMA	4.00	1-1-2038	3,887,409	3,836,969
FNMA	4.00	11-1-2039	6,903,728	6,811,726
FNMA	4.00	2-1-2046	111,422	108,229
FNMA	4.00	4-1-2046	650,957	632,506
FNMA	4.00	6-1-2048	675,656	655,905
FNMA	4.00	2-1-2050	917,294	885,609
FNMA	4.00	10-1-2052	44,853,609	42,992,437
FNMA	4.00	6-1-2053	23,642,859	22,651,970
FNMA	4.00	9-1-2053	11,736,157	11,210,325
FNMA	4.50	11-1-2048	615,447	612,670
FNMA	4.50	6-1-2052	37,068,674	36,465,032
FNMA	4.50	7-1-2052	235,286	230,386
FNMA	4.50	9-1-2052	39,217,750	38,774,124
FNMA	4.50	11-1-2052	16,100,308	15,831,736
FNMA	4.50	4-1-2053	29,881,747	29,461,197
FNMA	4.50	11-1-2054	8,683,476	8,502,585
FNMA	4.50	7-1-2055	35,074,201	34,343,513
FNMA%%	4.50	12-11-2055	24,315,000	23,800,730
FNMA	5.00	2-1-2036	6,649	6,836
FNMA	5.00	6-1-2040	18,416	18,974
FNMA	5.00	8-1-2040	467,190	478,380
FNMA	5.00	3-1-2053	5,600,171	5,609,637
FNMA	5.00	11-1-2054	29,301,953	29,266,509
FNMA	5.00	12-1-2054	20,942,092	20,916,220
FNMA	5.00	6-1-2055	49,035,913	48,947,984
FNMA	5.00	11-1-2055	24,118,831	24,075,582
FNMA	5.50	8-1-2034	25,100	25,839
FNMA	5.50	2-1-2035	7,340	7,575
FNMA	5.50	8-1-2038	163,272	169,335
FNMA	5.50	2-1-2053	36,136,646	36,798,244
FNMA	5.50	6-1-2053	10,787,232	10,998,689
FNMA	5.50	1-1-2054	14,023,290	14,227,761
FNMA	5.50	12-1-2054	19,665,958	19,919,834
FNMA	5.50	1-1-2055	86,621,358	87,735,162
FNMA	6.00	10-1-2037	156,542	165,321
FNMA	6.00	11-1-2037	8,991	9,467
FNMA	6.00	6-1-2054	12,943,178	13,353,889
FNMA	6.00	5-1-2055	161,506,231	165,373,247
FNMA	6.00	9-1-2055	18,621,290	19,067,162
FNMA	6.50	7-1-2036	6,899	7,268
FNMA	6.50	11-1-2036	1,018	1,068
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 3

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	6.50%	11-1-2054	$58,143,514	$60,247,766
FNMA	6.50	9-1-2055	19,090,691	19,785,506
FNMA	7.00	7-1-2036	4,262	4,461
FNMA	7.00	11-1-2037	2,458	2,537
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.39	11-1-2038	7,004	7,265
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.41	8-1-2036	141,533	146,431
FNMA (RFUCCT1Y+1.61%)±	6.61	3-1-2046	124,430	128,323
FNMA (RFUCCT1Y+1.61%)±	6.61	5-1-2046	135,116	139,605
FNMA (RFUCCT1Y+1.73%)±	6.48	9-1-2036	2,849	2,920
FNMA (RFUCCT1Y+1.81%)±	6.52	8-1-2036	12,372	12,782
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	3,021	3,204
FNMA Series 2003-W14 Class 2A±±	4.98	1-25-2043	83,860	82,280
FNMA Series 2003-W8 Class 4A±±	4.96	11-25-2042	43,435	43,975
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	484,290	491,503
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	111,155	116,656
FNMA Series 2005-W4 Class 3A±±	5.53	6-25-2045	18,467	18,875
GNMA	2.00	1-20-2052	12,730,403	10,600,644
GNMA	2.00	3-20-2052	29,290,156	24,389,859
GNMA	2.50	8-20-2051	71,038,187	61,677,723
GNMA	2.50	9-20-2051	16,109,859	13,987,088
GNMA	2.50	12-20-2051	10,836,333	9,408,393
GNMA	2.50	1-20-2052	17,752,401	15,413,152
GNMA	2.50	3-20-2052	12,776,071	11,092,528
GNMA	2.50	4-20-2052	17,371,231	15,082,159
GNMA	2.50	5-20-2052	28,136,497	24,428,836
GNMA	3.00	11-20-2045	884,559	811,336
GNMA	3.00	4-20-2051	3,998,542	3,613,969
GNMA	3.00	3-20-2052	352,716	318,335
GNMA	3.00	4-20-2052	9,483,638	8,559,205
GNMA	3.00	5-20-2052	55,435,507	50,031,882
GNMA	3.00	6-20-2052	5,009,867	4,523,220
GNMA	3.50	9-20-2047	494,010	460,310
GNMA	3.50	12-20-2047	1,062,826	997,169
GNMA	3.50	4-20-2052	12,499,147	11,560,472
GNMA	3.50	5-20-2052	4,638,601	4,303,131
GNMA	3.50	8-20-2052	11,224,752	10,361,220
GNMA	3.50	9-20-2052	17,320,152	16,110,401
GNMA	3.50	2-20-2055	9,472,242	8,690,504
GNMA	4.00	12-20-2047	571,007	551,388
GNMA	4.00	11-20-2052	11,581,448	11,071,517
GNMA	4.50	8-20-2049	188,117	185,883
GNMA	4.50	7-20-2052	9,366,864	9,232,353
GNMA	4.50	9-20-2052	6,126,906	6,037,026
GNMA	4.50	3-20-2053	15,459,314	15,215,766
GNMA	4.50	11-20-2054	8,804,490	8,616,719
GNMA	4.50	4-20-2055	10,511,559	10,284,101
GNMA	5.00	7-20-2040	151,769	156,319
GNMA	5.00	9-20-2052	7,271,988	7,307,645
See accompanying notes to portfolio of investments
4 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	5.00%	4-20-2053	$4,364,033	$4,378,686
GNMA	5.00	6-20-2053	13,553,176	13,604,874
GNMA	5.00	8-20-2053	7,298,616	7,315,975
GNMA	5.00	4-20-2054	11,850,535	11,849,605
GNMA	5.00	10-20-2054	15,069,498	15,068,317
GNMA	5.00	11-20-2054	163,215,249	163,198,268
GNMA%%	5.00	12-18-2055	14,485,000	14,467,582
GNMA	5.50	12-20-2052	11,463,384	11,673,480
GNMA	5.50	4-20-2053	13,202,661	13,413,582
GNMA	5.50	8-20-2054	16,547,016	16,754,469
GNMA	5.50	9-20-2054	63,628,450	64,357,351
GNMA	5.50	12-20-2054	75,800,710	76,691,414
GNMA	5.50	10-20-2055	99,225,983	100,378,135
GNMA	6.00	8-20-2054	51,329,616	52,424,498
GNMA	6.00	9-20-2054	53,166,256	54,287,650
GNMA	6.00	9-20-2055	21,312,916	21,780,722
GNMA	7.50	12-15-2029	88	89
GNMA Series 2008-22 Class XMƒ±±	1.30	2-16-2050	240,555	2,619
Total agency securities (Cost $3,209,943,334)				3,233,814,620
Asset-backed securities: 9.31%
ACHM Mortgage Trust Series 2024-HE1 Class A144A	6.55	5-25-2039	3,402,354	3,492,237
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	9,708,002	10,012,022
ACHM Trust Series 2024-HE2 Class A144A	5.35	10-25-2039	4,956,054	4,980,803
ACHM Trust Series 2025-HE1 Class A144A±±	5.92	3-25-2055	13,859,396	14,130,170
ACREC LLC Series 2025-FL3 Class A (U.S. SOFR 1 Month+1.31%)144A±	5.27	8-18-2042	9,300,000	9,264,462
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	2,500,000	2,505,774
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	2,881,000	2,820,230
ALLO Issuer LLC Series 2024-1A Class A2144A	5.94	7-20-2054	7,595,000	7,709,378
Apidos CLO XXXI Ltd. Series 2019-31A Class DR (U.S. SOFR 3 Month+3.36%)144A±	7.27	4-15-2031	3,000,000	3,003,816
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	1,644,993	1,514,852
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,240,000	1,256,925
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class A144A	5.23	12-20-2030	1,000,000	1,031,303
Avis Budget Rental Car Funding AESOP LLC Series 2025-4A Class A144A	4.40	2-20-2032	24,480,000	24,467,540
Bastion Funding I LLC Series 2023-1A Class A2144A	7.12	4-25-2038	8,045,619	8,111,706
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	6,515,000	6,401,930
BHG Securitization Trust Series 2025-1CON Class B144A	5.26	4-17-2036	5,422,133	5,477,901
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	863,633	871,016
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	1,168,000	1,189,512
Blue Stream Issuer LLC Series 2023-1A Class A2144A	5.40	5-20-2053	3,500,000	3,521,169
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 5

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Blue Stream Issuer LLC Series 2024-1A Class B144A	6.04%	11-20-2054	$2,350,000	$2,394,037
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	19,152,000	19,387,826
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05	7-15-2027	5,040,000	5,060,488
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	5.22	8-19-2038	2,107,813	2,102,753
Cajun Global LLC Series 2025-2A Class A2144A	5.91	11-20-2055	6,200,000	6,168,895
CCAS LLC Series 2024-1A Class A144A	7.12	6-16-2031	18,589,000	18,852,709
Centersquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	2,500,000	2,464,080
Centersquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	18,370,000	18,403,876
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	2,344,428	2,371,473
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	3,290,000	3,310,711
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	8,990,000	9,373,340
Cogent IPv4 LLC Series 2025-1A Class A2144A	6.65	4-25-2055	21,950,000	22,587,358
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A Class A2144A	6.00	5-20-2055	2,820,000	2,876,502
CoreVest American Finance Trust Series 2021-3 Class B144A	2.49	10-15-2054	355,000	346,688
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A144A	6.05	1-20-2031	11,356,061	11,481,997
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	17,250,000	17,203,290
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	15,500,000	15,584,061
Diversified ABS X LLC Series 2025-1A Class A1144A	5.95	2-28-2045	4,858,957	4,893,640
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	3,737,003	3,530,680
ECMC Group Student Loan Trust Series 2020-3A Class A1B (30 Day Average U.S. SOFR+1.11%)144A±	5.19	1-27-2070	1,932,219	1,940,776
Edgeconnex Data Centers Issuer LLC Series 2024-1 Class A2144A	6.00	7-27-2054	12,110,618	12,281,733
Edsouth Indenture No. 9 LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+0.91%)144A±	4.99	10-25-2056	265,062	264,152
Enterprise Fleet Financing LLC Series 2023-2 Class A3144A	5.50	4-22-2030	7,185,000	7,309,243
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	8,411,220	8,535,890
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	6,068,749	6,209,072
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	2,758,054	2,828,824
FIGRE Trust Series 2024-HE2 Class A144A±±	6.38	5-25-2054	5,451,841	5,595,992
FIGRE Trust Series 2024-HE5 Class A144A±±	5.44	10-25-2054	4,349,444	4,405,602
FIGRE Trust Series 2025-HE1 Class A144A±±	5.83	1-25-2055	2,883,017	2,929,982
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,221,716	1,197,429
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	6,770,000	6,629,332
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	8,675,000	8,466,708
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	8,281,350	8,544,577
Flagship Credit Auto Trust Series 2022-2 Class B144A	4.76	5-17-2027	827,354	827,175
Flexential Issuer LLC Series 2025-1A Class A2144A	6.03	10-25-2060	8,050,000	8,029,629
Flexential Issuer Series 2021-1A Class A2144A	3.25	11-27-2051	4,395,429	4,325,609
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class B144A	5.31	5-15-2028	4,000,000	4,017,998
See accompanying notes to portfolio of investments
6 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00%	10-25-2037	$4,943,994	$5,045,260
FREED Mortgage Trust Series 2022-HE1 Class B144A±±	7.00	10-25-2037	6,890,597	7,213,560
Frontier Issuer LLC Series 2024-1 Class A2144A	6.19	6-20-2054	12,595,000	12,996,155
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	5.87	11-16-2036	3,000,000	2,981,148
FS Rialto Issuer LLC Series 2025-FL10 Class C (U.S. SOFR 1 Month+2.15%)144A±	6.11	8-19-2042	1,895,000	1,870,910
Golub Capital Partners ABS Funding Series 2024-1A Class A2144A	6.89	1-25-2034	7,525,000	7,630,970
Gracie Point International Funding LLC Series 2025-1A Class A (30 Day Average U.S. SOFR+1.50%)144A±	5.71	8-15-2028	1,350,000	1,349,958
Hertz Vehicle Financing III LLC Series 2023-2A Class A144A	5.57	9-25-2029	3,695,000	3,810,967
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	10,700,000	11,179,915
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	15,171,882	15,151,039
Hotwire Funding LLC Series 2023-1A Class A2144A	5.69	5-20-2053	16,750,000	16,909,199
ICG U.S. CLO Ltd. Series 2014-1A Class BR2 (U.S. SOFR 3 Month+2.71%)144A±	6.60	10-20-2034	4,400,000	4,410,460
Jack in the Box Funding LLC Series 2022-1A Class A2II144A	4.14	2-26-2052	4,810,000	4,279,011
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	9,091,300	9,292,193
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	2,315,775	2,311,926
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	6,015,068	6,133,042
LCM 37 Ltd. Series 37A Class A1R (U.S. SOFR 3 Month+1.06%)144A±	4.96	4-15-2034	3,006,674	3,003,709
Lendmark Funding Trust Series 2021-1A Class A144A	1.90	11-20-2031	2,065,000	2,005,569
LoanCore Issuer LLC Series 2025-CRE8 Class C (U.S. SOFR 1 Month+2.14%)144A±	6.10	8-17-2042	1,000,000	991,295
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	9,985,668	10,140,795
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.31	2-19-2037	9,497,326	9,504,595
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	6.16	2-19-2037	8,750,000	8,700,942
MNR ABS Issuer I LLC‡	8.12	12-15-2038	5,026,549	5,114,514
Monroe Capital ABS Funding II Ltd. Series 2023-1A Class A1R144A	6.77	7-22-2034	1,245,000	1,246,322
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	22,033,500	22,486,326
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	7,640,000	7,293,372
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	3,750,000	2,530,458
NextGear Floorplan Master Owner Trust Series 2024-2A Class A2144A	4.42	9-15-2029	13,650,000	13,737,899
NMABS Issuer I LLC Series 2025-1A Class B144A	5.33	11-20-2055	5,710,000	5,734,086
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class A5144A	3.39	11-20-2050	5,348,250	3,896,926
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 7

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class B1144A	5.11%	11-20-2050	$3,325,000	$2,023,714
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	4,881,906	3,444,067
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	69,125	69,185
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	3,045,000	3,059,926
OneMain Direct Auto Receivables Trust Series 2025-1A Class A144A	5.36	4-16-2035	6,500,000	6,767,977
OneMain Financial Issuance Trust Series 2020-2A Class A144A	1.75	9-14-2035	1,008,046	991,193
OWN Equipment Fund I LLC Series 2024-2M Class A144A	5.70	12-20-2032	11,676,402	11,712,495
OWN Equipment Fund II LLC Series 2025-1M Class A144A	5.48	9-26-2033	1,042,547	1,037,115
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	9,035,000	9,210,165
Pagaya AI Debt Grantor Trust Series 2025-6 Class B144A	4.88	4-15-2033	10,740,000	10,698,691
Pagaya AI Debt Grantor Trust Series 2025-7 Class B144A	5.06	5-15-2033	4,245,000	4,243,391
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A144A	5.72	1-20-2034	4,000,000	4,042,239
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	1,575,000	1,590,105
Planet Fitness Master Issuer LLC Series 2024-1A Class A2I144A	5.77	6-5-2054	22,943,250	23,273,016
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	1,900,000	1,893,607
PureWest ABS Issuer LLC	5.69	4-5-2040	3,673,337	3,697,280
Qdoba Funding LLC Series 2023-1A Class A2144A	8.50	9-14-2053	10,234,350	10,645,753
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	12,452,269	12,617,763
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	4,275,687	4,319,325
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	16,130,000	16,111,781
Retained Vantage Data Centers Issuer LLC Series 2024-1A Class A2144A	4.99	9-15-2049	22,900,000	22,792,031
Saluda Grade Alternative Mortgage Trust Series 2023- FIG3 Class A144A±±	7.07	8-25-2053	7,193,354	7,445,844
Saluda Grade Alternative Mortgage Trust Series 2023- FIG4 Class A144A±±	6.72	11-25-2053	6,957,389	7,234,320
Scalelogix ABS U.S. Issuer LLC Series 2025-1A Class A2144A	5.67	7-25-2055	1,400,000	1,412,452
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	4,114,688	4,073,194
SEB Funding LLC Series 2024-1A Class A2144A	7.39	4-30-2054	5,700,000	5,830,684
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	2,044,953	2,011,603
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	6,445,000	6,209,632
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	8,653,702	8,862,019
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	4,668,431	4,677,811
See accompanying notes to portfolio of investments
8 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34%	1-30-2051	$2,746,181	$2,452,159
SESAC Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	2,308,875	2,364,459
SESAC Finance LLC Series 2025-1 Class A2144A	5.50	7-25-2055	5,000,000	5,009,716
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	5.30	12-17-2068	2,425,672	2,415,870
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	10,600,000	10,647,577
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	5.72	4-15-2030	2,493,247	2,494,334
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	1,156,730	1,091,596
Stack Infrastructure Issuer LLC Series 2024-1A Class A2144A	5.90	3-25-2049	1,500,000	1,518,363
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	5.49	11-15-2038	655,874	654,611
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19	6-20-2053	6,912,500	6,947,562
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	3,484,800	3,471,968
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	2,178,000	2,170,829
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	4,890,000	4,947,647
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	13,115,000	13,146,176
Switch ABS Issuer LLC Series 2025-2A Class A22144A	5.37	10-25-2055	20,265,000	20,289,573
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	491,250	434,406
TierPoint Issuer LLC Series 2025-1A Class A2144A	6.15	4-26-2055	1,300,000	1,323,409
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	2,769,000	2,797,302
Towd Point Mortgage Trust Series 2025-FIX1 Class A1144A±±	4.97	9-25-2065	18,300,818	18,312,312
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	5.61	2-15-2039	746,244	742,903
TRTX Issuer Ltd. Series 2025-FL6 Class A (U.S. SOFR 1 Month+1.54%)144A±	5.50	9-18-2042	10,000,000	10,008,195
TRTX Issuer Ltd. Series 2025-FL7 Class A (U.S. SOFR 1 Month+1.45%)144A±	5.48	6-18-2043	14,395,000	14,394,983
TSC SPV Funding LLC Series 2024-1A Class A2144A	6.29	8-20-2054	7,103,250	7,207,857
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	3,610,000	3,703,769
Venture 44 CLO Ltd. Series 2021-44A Class A1NR (U.S. SOFR 3 Month+1.14%)144A±	5.02	10-20-2034	4,650,000	4,627,517
Venture CLO Ltd. Series 2017-30A Class B (U.S. SOFR 3 Month+1.86%)144A±	5.77	1-15-2031	250,000	250,109
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	526,621	472,786
Westgate Resorts LLC Series 2022-1A Class C144A	2.49	8-20-2036	1,810,805	1,793,064
Wingstop Funding LLC Series 2024-1A Class A2144A	5.86	12-5-2054	3,800,000	3,916,058
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	4,710,900	4,436,880
Zayo Issuer LLC Series 2025-1A Class A2144A	5.65	3-20-2055	12,490,000	12,705,329
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 9

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Zayo Issuer LLC Series 2025-2A Class A2144A	5.95%	6-20-2055	$3,640,000	$3,732,996
Zayo Issuer LLC Series 2025-3A Class A2144A	5.57	10-20-2055	18,210,000	18,324,131
Total asset-backed securities (Cost $969,876,242)				974,254,218

	Shares
Common stocks: 0.00%
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	305,668	0
Total common stocks (Cost $0)		0

			Principal
Corporate bonds and notes: 21.41%
Basic materials: 0.31%
Chemicals: 0.30%
Celanese U.S. Holdings LLC	6.50	4-15-2030	$9,000,000	8,985,752
Chemours Co.144A	8.00	1-15-2033	6,195,000	6,027,050
LYB International Finance III LLC	5.50	3-1-2034	4,340,000	4,330,018
LYB International Finance III LLC	5.88	1-15-2036	9,165,000	9,197,095
Westlake Corp.	1.63	7-17-2029	2,750,000	3,015,249
				31,555,164
Iron/steel: 0.01%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	1,305,000	1,238,243
Communications: 2.64%
Advertising: 0.02%
Clear Channel Outdoor Holdings, Inc.144A	7.50	3-15-2033	1,880,000	1,976,004
Internet: 0.45%
Booking Holdings, Inc.	4.13	5-12-2033	2,500,000	3,029,000
Meta Platforms, Inc.	4.88	11-15-2035	23,870,000	24,128,707
Meta Platforms, Inc.	5.63	11-15-2055	19,380,000	19,330,904
				46,488,611
Media: 1.34%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	30,480,000	25,826,554
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	24,770,000	22,254,414
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	6,000,000	3,670,577
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	5,420,000	3,558,202
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	16,853,000	17,573,087
Comcast Corp.	2.94	11-1-2056	7,000,000	4,062,855
Comcast Corp.	5.50	5-15-2064	9,770,000	9,011,616
See accompanying notes to portfolio of investments
10 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Comcast Corp.	6.05%	5-15-2055	$9,905,000	$10,025,979
News Corp.144A	3.88	5-15-2029	30,280,000	29,217,715
News Corp.144A	5.13	2-15-2032	4,470,000	4,442,672
Time Warner Cable LLC	5.50	9-1-2041	12,015,000	10,649,166
				140,292,837
Telecommunications: 0.83%
AT&T, Inc.	3.55	9-15-2055	18,760,000	12,856,333
AT&T, Inc.	5.70	11-1-2054	15,430,000	15,145,655
Level 3 Financing, Inc.144A	7.00	3-31-2034	14,325,000	14,672,238
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	8,135,000	8,211,238
Verizon Communications, Inc.	5.00	1-15-2036	27,645,000	27,681,040
Verizon Communications, Inc.	5.88	11-30-2055	8,315,000	8,392,310
				86,958,814
Consumer, cyclical: 3.00%
Airlines: 0.60%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	16,448,408	16,205,867
Delta Air Lines Pass-Through Trust Series 2020-1 Class AA	2.00	6-10-2028	2,751,544	2,641,972
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	32,400,000	32,596,787
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	4,239,958	4,240,280
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	6,619,430	6,986,391
				62,671,297
Auto manufacturers: 1.22%
Daimler Truck Finance North America LLC144A	4.65	10-12-2030	10,600,000	10,689,154
Ford Motor Credit Co. LLC	4.00	11-13-2030	14,465,000	13,628,090
Ford Motor Credit Co. LLC	5.13	11-5-2026	12,630,000	12,691,798
Ford Motor Credit Co. LLC	5.87	10-31-2035	34,400,000	34,192,539
General Motors Financial Co., Inc.	5.85	4-6-2030	9,130,000	9,614,621
Hyundai Capital America144A	1.30	1-8-2026	4,405,000	4,391,073
Hyundai Capital America144A	5.30	3-19-2027	3,965,000	4,019,568
Hyundai Capital America144A	5.40	6-23-2032	23,469,000	24,366,635
Hyundai Capital America144A	5.65	6-26-2026	2,285,000	2,302,810
Hyundai Capital America144A	5.80	4-1-2030	11,235,000	11,793,264
				127,689,552
Auto parts & equipment: 0.06%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	5,870,000	6,077,111
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 11

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment: 0.08%
Cinemark USA, Inc.144A	5.25%	7-15-2028	$700,000	$698,176
WarnerMedia Holdings, Inc.	4.28	3-15-2032	8,925,000	8,155,219
				8,853,395
Home builders: 0.21%
Century Communities, Inc.144A	6.63	9-15-2033	21,490,000	21,791,892
LGI Homes, Inc.144A	8.75	12-15-2028	710,000	739,701
				22,531,593
Housewares: 0.01%
Newell Brands, Inc.	6.38	5-15-2030	1,055,000	1,013,827
Leisure time: 0.13%
Sabre Global, Inc.144A	10.75	11-15-2029	15,358,000	13,515,513
Lodging: 0.15%
Las Vegas Sands Corp.	5.63	6-15-2028	7,525,000	7,696,941
Las Vegas Sands Corp.	6.20	8-15-2034	7,390,000	7,787,202
				15,484,143
Retail: 0.17%
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	3,288,000	3,295,957
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	995,000	999,735
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	13,180,000	13,280,933
				17,576,625
Toys/games/hobbies: 0.37%
Hasbro, Inc.	6.05	5-14-2034	14,940,000	15,844,320
Mattel, Inc.	5.00	11-17-2030	6,965,000	7,027,539
Mattel, Inc.144A	5.88	12-15-2027	16,020,000	16,030,591
				38,902,450
Consumer, non-cyclical: 2.64%
Agriculture: 0.38%
BAT Capital Corp.	4.76	9-6-2049	5,825,000	5,004,684
BAT Capital Corp.	5.63	8-15-2035	21,190,000	22,217,770
BAT Capital Corp.	6.25	8-15-2055	11,680,000	12,265,627
Reynolds American, Inc.	7.00	8-4-2041	285,000	304,473
				39,792,554
Commercial services: 0.67%
Block, Inc.144A	6.00	8-15-2033	6,840,000	7,029,854
Block, Inc.	6.50	5-15-2032	5,595,000	5,847,183
GEO Group, Inc.	8.63	4-15-2029	2,190,000	2,307,713
GEO Group, Inc.	10.25	4-15-2031	1,135,000	1,245,433
Global Payments, Inc.	4.88	11-15-2030	19,810,000	19,856,453
Global Payments, Inc.	5.95	8-15-2052	8,960,000	8,609,068
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.	5.50	5-15-2033	10,000,000	12,007,121
See accompanying notes to portfolio of investments
12 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00%	2-15-2026	$5,630,000	$5,556,543
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	1,050,000	982,246
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2028	1,150,000	991,369
Upbound Group, Inc.144A	6.38	2-15-2029	5,750,000	5,614,726
				70,047,709
Cosmetics/Personal Care: 0.08%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	5.60	1-15-2031	8,105,000	8,156,045
Food: 0.43%
Kroger Co.	5.50	9-15-2054	11,625,000	11,334,558
Mars, Inc.144A	5.20	3-1-2035	19,000,000	19,657,727
Mars, Inc.144A	5.70	5-1-2055	13,470,000	13,730,542
				44,722,827
Healthcare-products: 0.11%
Baxter International, Inc.%%	5.65	12-15-2035	9,220,000	9,395,935
Danaher Corp.	2.50	3-30-2030	2,000,000	2,290,867
				11,686,802
Healthcare-services: 0.66%
DaVita, Inc.144A	6.75	7-15-2033	5,775,000	6,000,889
HCA, Inc.	5.95	9-15-2054	10,465,000	10,535,122
UnitedHealth Group, Inc.	4.65	1-15-2031	26,970,000	27,455,277
UnitedHealth Group, Inc.	5.05	4-15-2053	10,975,000	10,123,785
UnitedHealth Group, Inc.	5.30	6-15-2035	2,480,000	2,584,432
UnitedHealth Group, Inc.	5.63	7-15-2054	10,790,000	10,809,486
UnitedHealth Group, Inc.	5.95	6-15-2055	1,305,000	1,367,503
				68,876,494
Pharmaceuticals: 0.31%
AbbVie, Inc.	5.60	3-15-2055	6,915,000	7,094,358
Eli Lilly & Co.	5.65	10-15-2065	11,415,000	11,813,584
Pfizer, Inc.	4.88	11-15-2035	13,810,000	13,975,137
				32,883,079
Energy: 1.47%
Energy-alternate sources: 0.01%
TerraForm Power Operating LLC144A	4.75	1-15-2030	925,000	889,251
Oil & gas: 0.62%
APA Corp.	5.25	2-1-2042	5,921,000	4,967,517
ConocoPhillips Co.	5.50	1-15-2055	21,010,000	20,537,857
ConocoPhillips Co.	5.65	1-15-2065	3,975,000	3,917,918
Coterra Energy, Inc.	5.40	2-15-2035	6,910,000	7,048,939
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 13

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Coterra Energy, Inc.	5.90%	2-15-2055	$4,490,000	$4,373,292
Shell Finance U.S., Inc.	4.75	1-6-2036	24,290,000	24,472,246
				65,317,769
Oil & gas services: 0.11%
Schlumberger Holdings Corp.144A	4.85	5-15-2033	11,430,000	11,546,875
Pipelines: 0.73%
Energy Transfer LP	6.20	4-1-2055	8,405,000	8,389,666
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	3,575,000	3,811,951
Enterprise Products Operating LLC	5.55	2-16-2055	10,505,000	10,401,358
Harvest Midstream I LP144A	7.50	5-15-2032	1,415,000	1,470,368
MPLX LP	6.20	9-15-2055	7,325,000	7,407,445
Prairie Acquiror LP144A	9.00	8-1-2029	5,050,000	5,219,978
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,000,000	1,039,597
South Bow USA Infrastructure Holdings LLC	5.03	10-1-2029	17,200,000	17,460,274
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	12,345,000	12,303,849
Venture Global LNG, Inc.144A	9.50	2-1-2029	4,520,000	4,767,088
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	4,705,000	4,005,293
				76,276,867
Financial: 7.75%
Banks: 3.43%
Bank of America Corp. (5 Year Treasury Constant Maturity+1.20%)±	2.48	9-21-2036	10,785,000	9,493,370
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	22,135,000	22,869,055
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	7,960,000	8,203,908
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	6,200,000	6,179,814
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	9,175,000	9,514,879
Citigroup, Inc. (U.S. SOFR+1.49%)±	5.17	9-11-2036	12,450,000	12,705,348
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	15,720,000	14,135,703
Goldman Sachs Group, Inc. (U.S. SOFR+1.33%)±	4.94	10-21-2036	14,095,000	14,147,493
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	16,465,000	15,710,933
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	13,975,000	14,348,692
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	5,170,000	5,330,931
JPMorgan Chase & Co. (U.S. SOFR+1.64%)±	5.58	7-23-2036	26,465,000	27,688,689
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	8,275,000	8,231,667
Morgan Stanley Private Bank NA (U.S. SOFR+1.08%)±	4.73	7-18-2031	19,395,000	19,727,636
Morgan Stanley (U.S. SOFR+1.20%)±	2.51	10-20-2032	12,080,000	10,877,880
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	7,235,000	7,437,545
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	8,265,000	8,461,734
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	12,570,000	12,717,303
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	10,725,000	10,953,903
Morgan Stanley (U.S. SOFR+1.76%)±	5.66	4-17-2036	11,715,000	12,436,498
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	14,845,000	15,762,343
See accompanying notes to portfolio of investments
14 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
National Securities Clearing Corp.144A	5.00%	5-30-2028	$5,165,000	$5,297,557
Santander Holdings USA, Inc. (U.S. SOFR+1.88%)±	5.74	3-20-2031	14,505,000	15,028,095
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	11,775,000	13,205,066
U.S. Bancorp (U.S. SOFR+1.86%)±	5.68	1-23-2035	9,930,000	10,557,115
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	33,830,000	36,306,260
Wells Fargo & Co. (U.S. SOFR 3 Month+4.50%)±	5.01	4-4-2051	11,530,000	10,824,284
				358,153,701
Diversified financial services: 1.17%
Aircastle Ltd.144A	5.95	2-15-2029	7,925,000	8,271,914
Aircastle Ltd./Aircastle Ireland DAC144A	5.25	3-15-2030	14,665,000	15,006,789
American Express Co. (U.S. SOFR+1.22%)±	4.92	7-20-2033	3,365,000	3,447,163
American Express Co. (U.S. SOFR+1.24%)±	4.80	10-24-2036	28,295,000	28,153,155
Ares Finance Co. II LLC144A	3.25	6-15-2030	14,395,000	13,656,311
Citadel Finance LLC144A	3.38	3-9-2026	8,215,000	8,183,813
Citadel Finance LLC144A	5.90	2-10-2030	13,820,000	14,051,206
Computershare U.S., Inc.	1.13	10-7-2031	7,450,000	7,602,353
Equitable America Global Funding144A	4.95	6-9-2030	21,885,000	22,334,993
PRA Group, Inc.144A	5.00	10-1-2029	970,000	896,939
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,025,000	1,014,398
				122,619,034
Insurance: 2.02%
200 Park Funding Trust144A	5.74	2-15-2055	25,765,000	25,959,005
Athene Global Funding144A	5.03	7-17-2030	13,900,000	14,066,070
Athene Global Funding144A	5.54	8-22-2035	16,530,000	16,635,861
Cincinnati Financial Corp.	6.13	11-1-2034	6,850,000	7,398,850
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	13,670,000	11,506,111
New York Life Insurance Co.144A	3.75	5-15-2050	6,500,000	4,904,541
New York Life Insurance Co.144A	5.88	5-15-2033	13,030,000	13,906,712
NMI Holdings, Inc.	6.00	8-15-2029	6,355,000	6,576,345
Northwestern Mutual Life Insurance Co.144A	3.63	9-30-2059	17,534,000	12,297,915
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	6,240,000	6,717,005
Omnis Funding Trust144A	6.72	5-15-2055	19,735,000	20,832,191
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	7,490,000	7,061,351
Protective Life Corp.144A	4.70	1-15-2031	7,240,000	7,269,764
Protective Life Corp.144A	5.35	12-15-2035	10,145,000	10,259,615
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	2,265,000	2,245,486
RGA Global Funding144A	4.60	11-25-2030	14,040,000	14,069,783
RGA Global Funding144A	5.05	12-6-2031	12,901,000	13,205,602
Transatlantic Holdings, Inc.	8.00	11-30-2039	6,994,000	8,905,536
Unum Group144A	4.05	8-15-2041	8,788,000	7,224,514
				211,042,257
Investment Companies: 0.56%
Ares Capital Corp. BDC	5.10	1-15-2031	13,545,000	13,388,170
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 15

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Investment Companies(continued)
Ares Capital Corp. BDC	5.50%	9-1-2030	$11,160,000	$11,260,675
Ares Capital Corp. BDC	5.88	3-1-2029	6,035,000	6,200,908
Ares Strategic Income Fund BDC	5.70	3-15-2028	12,440,000	12,601,591
Blue Owl Capital Corp. BDC	5.95	3-15-2029	15,000,000	15,188,612
				58,639,956
REITs: 0.57%
Alexandria Real Estate Equities, Inc.	5.15	4-15-2053	7,870,000	6,957,258
Brandywine Operating Partnership LP	8.88	4-12-2029	1,015,000	1,099,326
EPR Properties	3.60	11-15-2031	6,425,000	5,970,376
Equinix Europe 2 Financing Corp. LLC	4.60	11-15-2030	7,000,000	7,045,943
Essential Properties LP	2.95	7-15-2031	16,938,000	15,478,358
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	710,000	752,608
Piedmont Operating Partnership LP	2.75	4-1-2032	2,670,000	2,290,465
Piedmont Operating Partnership LP	9.25	7-20-2028	7,163,000	7,933,321
Realty Income Corp.	5.13	7-6-2034	4,700,000	5,988,825
SBA Tower Trust144A	1.63	11-15-2026	6,595,000	6,427,951
				59,944,431
Industrial: 0.75%
Aerospace/defense: 0.10%
Boeing Co.	5.81	5-1-2050	6,600,000	6,572,626
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	3,745,000	4,103,066
				10,675,692
Building materials: 0.04%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	5,000,000	4,181,251
Electronics: 0.04%
Sensata Technologies, Inc.144A	6.63	7-15-2032	4,125,000	4,312,184
Miscellaneous manufacturing: 0.10%
Entegris, Inc.144A	4.75	4-15-2029	11,020,000	10,998,456
Packaging & containers: 0.12%
AptarGroup, Inc.	4.75	3-30-2031	12,155,000	12,269,456
Transportation: 0.10%
United Parcel Service, Inc.	6.05	5-14-2065	9,990,000	10,512,772
Trucking & leasing: 0.25%
FTAI Aviation Investors LLC144A	7.00	6-15-2032	24,680,000	25,884,359
Technology: 0.95%
Computers: 0.14%
Hewlett Packard Enterprise Co.	5.60	10-15-2054	10,950,000	10,248,515
Kyndryl Holdings, Inc.	2.05	10-15-2026	3,938,000	3,860,787
				14,109,302
See accompanying notes to portfolio of investments
16 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors: 0.37%
Foundry JV Holdco LLC144A	6.20%	1-25-2037	$30,655,000	$32,681,304
Intel Corp.	2.80	8-12-2041	3,490,000	2,476,095
Intel Corp.	3.25	11-15-2049	5,915,000	3,892,742
				39,050,141
Software: 0.44%
Cloud Software Group, Inc.144A	8.25	6-30-2032	10,000,000	10,533,980
Oracle Corp.	3.85	4-1-2060	4,405,000	2,873,673
Oracle Corp.	4.45	9-26-2030	19,875,000	19,584,278
Oracle Corp.	5.95	9-26-2055	13,870,000	12,996,690
				45,988,621
Utilities: 1.90%
Electric: 1.81%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	935,000	953,810
Baltimore Gas & Electric Co.	5.45	6-1-2035	11,320,000	11,837,038
Basin Electric Power Cooperative144A	5.85	10-15-2055	7,500,000	7,508,919
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	9,465,000	9,795,471
Duke Energy Corp.	3.10	6-15-2028	1,600,000	1,872,332
Duke Energy Corp.	3.85	6-15-2034	7,400,000	8,556,431
Duke Energy Florida LLC	4.85	12-1-2035	6,800,000	6,835,739
Duke Energy Indiana LLC	5.40	4-1-2053	8,165,000	7,943,350
Entergy Mississippi LLC	5.80	4-15-2055	5,970,000	6,141,493
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	11,345,000	11,949,112
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055	8,790,000	8,954,637
Interstate Power & Light Co.	5.60	6-29-2035	7,680,000	8,049,309
Niagara Mohawk Power Corp.144A	6.00	7-3-2055	9,700,000	10,002,798
NRG Energy, Inc.144A	5.41	10-15-2035	9,350,000	9,361,884
PG&E Corp.	5.25	7-1-2030	1,055,000	1,044,962
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	17,235,000	17,818,474
PSEG Power LLC144A	5.75	5-15-2035	12,505,000	13,122,727
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055	10,250,000	10,359,644
Southern California Edison Co.	3.65	2-1-2050	1,655,000	1,170,508
Southern California Edison Co.	5.75	4-15-2054	9,175,000	8,816,842
Southwestern Public Service Co.	6.00	6-1-2054	5,485,000	5,695,363
Vistra Operations Co. LLC144A	3.70	1-30-2027	1,175,000	1,165,635
Vistra Operations Co. LLC144A	4.60	10-15-2030	11,510,000	11,485,493
Vistra Operations Co. LLC144A	5.00	7-31-2027	9,215,000	9,244,506
				189,686,477
Gas: 0.09%
Brooklyn Union Gas Co.144A	6.39	9-15-2033	8,755,000	9,508,482
Total corporate bonds and notes (Cost $2,200,528,189)				2,240,598,023
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 17

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign corporate bonds and notes: 2.65%
Communications: 0.71%
Internet: 0.02%
United Group BV144A	6.50%	10-31-2031	EUR	1,400,000	$1,663,360
Media: 0.00%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	8,674	6,761
Telecommunications: 0.69%
British Telecommunications PLC	3.13	2-11-2032	EUR	5,250,000	6,030,252
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	5,000,000	7,093,048
Eutelsat SA	1.50	10-13-2028	EUR	1,600,000	1,774,536
Fibercop SpA	1.63	1-18-2029	EUR	5,824,000	6,315,253
Koninklijke KPN NV	3.88	7-3-2031	EUR	4,600,000	5,540,528
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	5,000,000	5,809,925
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	10,295,000	11,612,228
Telecom Italia SpA	1.63	1-18-2029	EUR	3,376,000	3,750,853
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	1,550,000	1,680,697
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	5,000,000	6,188,247
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	5,000,000	5,873,153
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	4,535,000	5,065,904
Zegona Finance PLC144A	6.75	7-15-2029	EUR	4,500,000	5,491,171
					72,225,795
Consumer, cyclical: 0.23%
Entertainment: 0.06%
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	1,400,000	1,683,722
Universal Music Group NV	4.00	6-13-2031	EUR	3,800,000	4,570,230
					6,253,952
Leisure time: 0.07%
TUI AG	5.88	3-15-2029	EUR	5,030,000	6,051,498
TUI Cruises GmbH144A	5.00	5-15-2030	EUR	1,400,000	1,664,594
					7,716,092
Lodging: 0.02%
Essendi SA	5.50	11-15-2031	EUR	1,400,000	1,661,647
Retail: 0.08%
Dufry One BV	4.50	5-23-2032	EUR	4,123,000	4,910,843
Fressnapf Holding SE	5.25	10-31-2031	EUR	3,323,000	3,885,858
					8,796,701
Consumer, non-cyclical: 0.45%
Agriculture: 0.06%
BAT International Finance PLC	2.25	1-16-2030	EUR	5,250,000	5,910,027
See accompanying notes to portfolio of investments
18 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Beverages: 0.04%
Anheuser-Busch InBev SA	1.13%	7-1-2027	EUR	4,000,000	$4,546,902
Commercial services: 0.15%
Nexi SpA	2.13	4-30-2029	EUR	6,000,000	6,687,471
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	3,000,000	3,539,426
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	3,000,000	3,633,045
Verisure Holding AB	5.50	5-15-2030	EUR	1,345,000	1,617,251
					15,477,193
Food: 0.13%
Iceland Bondco PLC	10.88	12-15-2027	GBP	4,814,000	6,744,819
Market Bidco Finco PLC	5.50	11-4-2027	GBP	5,000,000	6,626,503
					13,371,322
Healthcare-services: 0.02%
Ephios Subco 3 Sarl	7.88	1-31-2031	EUR	1,300,000	1,598,977
Pharmaceuticals: 0.05%
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	5,000,000	5,715,685
Energy: 0.07%
Oil & gas: 0.07%
Aker BP ASA	1.13	5-12-2029	EUR	1,200,000	1,304,665
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	500,000	576,624
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	5,000,000	5,592,306
					7,473,595
Financial: 0.62%
Banks: 0.54%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	4,900,000	5,720,648
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	5,000,000	6,159,648
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	2,800,000	3,447,362
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	4,700,000	5,832,853
Deutsche Bank AG (3 Month EURIBOR+1.50%)±	4.13	4-4-2030	EUR	5,000,000	5,986,006
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	1,500,000	1,848,881
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	5,800,000	7,414,406
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	5,400,000	6,269,524
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 19

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks(continued)
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38%	12-20-2032	EUR	5,900,000	$7,323,860
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	4,700,000	6,038,969
					56,042,157
Insurance: 0.03%
AXA SA	3.63	1-10-2033	EUR	2,950,000	3,508,187
Real estate: 0.05%
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	5,000,000	5,731,117
Government securities: 0.10%
Multi-national: 0.10%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	10,350,000	10,246,212
Industrial: 0.07%
Engineering & construction: 0.05%
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	4,800,000	5,168,673
Packaging & containers: 0.02%
OI European Group BV	6.25	5-15-2028	EUR	1,400,000	1,671,899
Technology: 0.12%
Computers: 0.12%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	5,000,000	5,825,898
Teleperformance SE	5.75	11-22-2031	EUR	5,300,000	6,715,722
					12,541,620
Utilities: 0.28%
Electric: 0.14%
Enel Finance International NVøø	0.75	6-17-2030	EUR	1,100,000	1,157,754
Enel Finance International NV	4.00	2-20-2031	EUR	3,000,000	3,633,381
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	3,180,000	3,820,847
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	4,713,000	5,834,946
					14,446,928
Gas: 0.08%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	8,250,000	9,124,102
Water: 0.06%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88	10-24-2029	EUR	5,000,000	6,010,897
Total foreign corporate bonds and notes (Cost $252,188,460)					276,909,801
See accompanying notes to portfolio of investments
20 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign government bonds: 5.18%
Australia: 0.46%
New South Wales Treasury Corp.	3.00%	4-20-2029	AUD	38,225,000	$24,132,291
Queensland Treasury Corp.144A	3.50	8-21-2030	AUD	38,115,000	24,045,865
					48,178,156
Brazil: 0.98%
Brazil	10.00	1-1-2027	BRL	562,440,000	102,042,123
Colombia: 0.49%
Colombia TES	5.75	11-3-2027	COP	210,000,000,000	51,320,611
Czech Republic: 0.24%
Czech Republic	5.00	9-30-2030	CZK	502,060,000	24,978,744
France: 1.06%
French Republic144A	2.70	2-25-2031	EUR	95,900,000	111,077,257
Luxembourg: 0.47%
European Union	2.63	7-4-2028	EUR	42,325,000	49,608,429
Mexico: 0.24%
Mexico Bonos	8.50	2-28-2030	MXN	458,245,000	25,310,518
Singapore: 0.25%
Singapore Government Bonds	2.88	9-1-2027	SGD	32,600,000	25,804,780
Spain: 0.25%
Spain Government Bonds144A	1.25	10-31-2030	EUR	23,835,000	26,045,785
United Kingdom: 0.74%
U.K. Gilts	3.75	3-7-2027	GBP	23,460,000	31,051,146
U.K. Gilts	4.13	7-22-2029	GBP	34,820,000	46,547,235
					77,598,381
Total foreign government bonds (Cost $531,778,418)					541,964,784

	Shares
Investment companies: 0.69%
Exchange-traded funds: 0.69%
State Street SPDR Portfolio High Yield Bond ETF	844,925	20,126,114
Vanguard Intermediate-Term Corporate Bond ETF	620,486	52,462,091
Total investment companies (Cost $71,478,301)		72,588,205

Principal
Loans: 0.13%
Communications: 0.07%
Media: 0.00%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.10	8-2-2027	$157,083	157,039
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 21

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 0.07%
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.38%	4-15-2030	$7,541,461	$7,490,557
Consumer, cyclical: 0.01%
Airlines: 0.00%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.74	4-1-2031	440,550	443,550
Retail: 0.01%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.51	3-3-2028	900,000	884,124
Consumer, non-cyclical: 0.05%
Healthcare-services: 0.05%
Modivcare, Inc. (U.S. SOFR 1 Month+6.75%)±	10.75	7-1-2031	7,707,252	3,159,973
Modivcare, Inc. (U.S. SOFR 1 Month+7.00%)‡±	10.95	2-22-2026	646,787	627,384
Modivcare, Inc. (U.S. SOFR 1 Month+7.00%)‡±	11.01	2-22-2026	383,501	371,996
Modivcare, Inc. (U.S. SOFR 3 Month+11.50%)±	15.44	1-12-2026	1,346,730	552,159
				4,711,512
Total loans (Cost $18,826,992)				13,686,782
Municipal obligations: 0.04%
Illinois: 0.02%
Housing revenue: 0.02%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B (AG Insured)¤	0.00	6-15-2026	1,975,000	1,944,061
Tax revenue: 0.00%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B CAB¤	0.00	12-15-2051	765,000	212,020
				2,156,081
Pennsylvania: 0.02%
Housing revenue: 0.02%
Commonwealth Financing Authority Pennsylvania Series A	4.14	6-1-2038	1,995,000	1,886,546
Total municipal obligations (Cost $4,042,028)				4,042,627
Non-agency mortgage-backed securities: 5.48%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.56	6-15-2042	2,300,000	2,304,313
A&D Mortgage Trust Series 2024-NQM4 Class A1144A	5.46	8-25-2069	2,432,118	2,437,873
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	1,604,421	1,612,825
A&D Mortgage Trust Series 2024-NQM6 Class A2144A±±	5.92	1-25-2070	671,742	676,785
See accompanying notes to portfolio of investments
22 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37%	8-25-2070	$26,902,812	$26,979,896
Agate Bay Mortgage Trust Series 2015-3 Class B3144A±±	3.44	4-25-2045	378,621	317,142
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	2,525,813	2,242,818
ALA Trust Series 2025-OANA Class A (U.S. SOFR 1 Month+1.74%)144A±	5.70	6-15-2040	5,000,000	5,018,729
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	407,090	393,558
Angel Oak Mortgage Trust Series 2024-10 Class A1144A±±	5.35	10-25-2069	8,856,355	8,886,307
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	20,000,000	20,915,000
Bank Series 2022-BNK44 Class A5±±	5.93	11-15-2055	1,085,000	1,156,365
BBCMS Mortgage Trust Series 2024-5C25 Class AS±±	6.36	3-15-2057	14,415,000	15,067,661
BBCMS Mortgage Trust Series 2025-5C37 Class C±±	6.00	9-15-2058	2,500,000	2,544,164
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46	3-15-2055	14,391,000	13,483,335
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.51	8-15-2042	8,570,000	8,575,385
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	10,685,000	11,323,508
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A±±	2.72	11-25-2059	139,672	138,690
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	4,975,000	4,732,833
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	4.97	10-15-2036	5,322,000	5,318,701
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	5.97	10-15-2036	7,836,000	7,831,142
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	1,000,000	986,350
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.60	2-15-2041	10,995,000	10,898,975
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±%%	6.10	12-15-2044	25,900,000	25,932,375
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	1,035,000	1,022,409
CFMT LLC Series 2025-AB3 Class A144A±±	4.00	5-25-2055	1,908,410	1,856,711
CHNGE Mortgage Trust Series 2022-1 Class A1144A±±	3.01	1-25-2067	4,732,223	4,582,067
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	994,493	980,329
CHNGE Mortgage Trust Series 2023-3 Class A1144A±±	7.10	7-25-2058	792,703	796,310
CHNGE Mortgage Trust Series 2023-4 Class A1144A±±	7.57	9-25-2058	2,971,842	3,001,788
COMM Mortgage Trust Series 2024-277P Class C144A±±	7.23	8-10-2044	5,000,000	5,217,025
CRSO Trust Series 2023±±	7.12	7-10-2040	17,995,000	18,737,639
CSMC Trust Series 2013-IVR2 Class B4144A±±	3.39	4-25-2043	385,425	351,231
CSMC Trust Series 2014-IVR2 Class A2144A±±	3.80	4-25-2044	945,809	907,444
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	1,852,603	1,797,834
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	3,696,071	3,203,030
CSMLT Trust Series 2015-1 Class B4144A±±	3.82	5-25-2045	1,755,710	1,672,887
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	6.14	6-10-2037	13,810,000	14,026,530
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 23

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
DBSG Mortgage Trust Series 2024-ALTA Class B144A±±	6.60%	6-10-2037	$3,015,000	$3,063,152
Deephaven Residential Mortgage Trust Series 2021-3 Class A2144A±±	1.40	8-25-2066	1,994,760	1,763,669
EFMT Series 2025-NQM3 Class A1144A±±	5.49	8-25-2070	20,073,840	20,189,447
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A±±	3.50	4-25-2074	23,314,494	22,822,353
Finance of America Structured Securities Trust Series 2024-S4 Class A1144A	3.50	11-25-2074	11,353,029	11,034,419
Financial Asset Securitization, Inc. Series 1997-NAM2 Class B2†±±	8.00	7-25-2027	15,908	2
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	7.07	1-25-2030	3,069,452	3,002,693
GCAT Trust Series 2019-RPL1 Class A1144A±±	2.65	10-25-2068	943,861	921,364
GCAT Trust Series 2022-NQM3 Class A1144A±±	4.35	4-25-2067	952,755	949,490
GS Mortgage Securities Trust Series 2017-GS7 Class A3	3.17	8-10-2050	990,000	977,121
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.93	11-10-2052	500,000	457,679
GS Mortgage-Backed Securities Corp. Trust Series 2019-PJ2 Class A4144A±±	4.00	11-25-2049	126,385	119,909
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1144A±±	3.75	7-25-2061	11,541,769	11,319,644
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1144A±±	3.90	9-25-2061	448,897	442,463
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	8,552,852	8,816,793
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.66	10-15-2035	16,880,000	16,885,275
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	413,036	391,437
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,032,448	907,360
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	3,394,742	2,915,888
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.41	5-25-2067	17,223,000	15,471,156
JPMBB Commercial Mortgage Securities Trust Series 2013-C15 Class D144A±±	4.75	11-15-2045	2,356,177	2,120,630
JPMorgan Mortgage Trust Series 2013-3 Class B4144A±±	3.35	7-25-2043	3,616,907	2,878,484
JPMorgan Mortgage Trust Series 2014-2 Class B4144A±±	3.37	6-25-2029	1,215,000	1,163,742
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	947,447	859,799
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	500,000	507,272
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	422,441	402,865
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	2,650,000	2,511,340
See accompanying notes to portfolio of investments
24 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15%	4-25-2065	$973,108	$919,399
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	1,570,705	1,487,337
MFA Trust Series 2022-NQM2 Class A1144A±±	4.00	5-25-2067	5,330,215	5,300,114
Mill City Mortgage Loan Trust Series 2019-GS1 Class M2144A±±	3.25	7-25-2059	4,592,000	4,234,684
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B2144A±±	2.50	11-25-2060	5,731,000	4,449,064
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B±±	3.31	9-15-2049	4,610,000	4,367,165
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	6,695,000	6,060,039
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5 Class A1144A±±	5.44	7-25-2070	16,972,593	17,090,071
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	10,800,000	9,916,192
NYMT Loan Trust Series 2024-CP1 Class A1144A±±	3.75	2-25-2068	2,456,513	2,306,103
OBX Trust Series 2020-INV1 Class A21144A±±	3.50	12-25-2049	1,277,829	1,159,501
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062	3,820,048	3,814,627
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.02	1-15-2036	8,160,000	7,846,275
PRPM LLC Series 2024-NQM3 Class A1144A±±	5.23	8-25-2069	11,560,112	11,537,955
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	5,316,316	5,366,390
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	5,937,642	5,990,143
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	403,798	408,003
Residential Mortgage Loan Trust Series 2020-1 Class M1144A±±	3.24	1-26-2060	5,000,000	4,880,673
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	312,169	302,675
ROCK Trust Series 2024-CNTR Class C144A	6.47	11-13-2041	9,345,000	9,736,490
Saluda Grade Alternative Mortgage Trust Series 2024- CES1 Class A1144A±±	6.31	3-25-2054	4,651,849	4,707,990
SDAL Trust Series 2025-DAL Class A (U.S. SOFR 1 Month+2.44%)144A±	6.40	4-15-2042	4,740,000	4,771,903
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	6.90	4-15-2042	9,875,000	9,905,328
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A2B144A±±	4.14	1-5-2043	4,530,000	3,948,322
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class B144A±±	4.53	1-5-2043	5,445,000	4,602,970
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D144A±±	4.53	1-5-2043	3,377,000	2,574,438
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	5,103,621	4,275,897
Shellpoint Co-Originator Trust Series 2016-1 Class B2144A±±	3.52	11-25-2046	3,764,318	3,534,135
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 25

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	5.91%	10-15-2041	$9,635,000	$9,641,022
SHR Trust Series 2024-LXRY Class D (U.S. SOFR 1 Month+3.60%)144A±	7.56	10-15-2041	2,080,000	2,081,300
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	1,608,410	1,431,826
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	6.05	2-15-2042	7,960,000	7,905,343
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	315,354	309,512
Towd Point Mortgage Trust Series 2019-4 Class M1144A±±	3.50	10-25-2059	4,000,000	3,567,470
Towd Point Mortgage Trust Series 2019-4 Class M2144A±±	3.75	10-25-2059	3,680,000	3,172,576
Towd Point Mortgage Trust Series 2020-1 Class A1144A±±	2.71	1-25-2060	5,072,582	4,897,297
Towd Point Mortgage Trust Series 2023-CES1 Class A1A144A±±	6.75	7-25-2063	6,550,114	6,585,607
Towd Point Mortgage Trust Series 2024-CES6 Class M1144A±±	6.10	11-25-2064	6,375,000	6,470,273
TRK Trust Series 2021-INV1 Class A2144A±±	1.41	7-25-2056	1,462,118	1,313,252
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,109,614
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	5,230,272	4,997,456
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	1,659,000	1,673,849
Wells Fargo Commercial Mortgage Trust Series 2025- NYCH Class A (U.S. SOFR 1 Month+1.74%)144A±	5.70	6-15-2042	1,500,000	1,496,250
Total non-agency mortgage-backed securities (Cost $575,944,788)				572,969,940
U.S. Treasury securities: 12.36%
U.S. Treasury Bonds	2.25	8-15-2049	60,555,000	39,079,264
U.S. Treasury Bonds	2.88	5-15-2043	45,210,000	35,820,095
U.S. Treasury Bonds	3.00	2-15-2049	32,945,000	24,923,665
U.S. Treasury Bonds	3.13	5-15-2048	65,580,000	51,129,345
U.S. Treasury Bonds	3.88	5-15-2043	42,200,000	38,636,078
U.S. Treasury Bonds	4.13	8-15-2044	22,960,000	21,525,897
U.S. Treasury Bonds	4.25	8-15-2054	19,895,000	18,527,996
U.S. Treasury Bonds	4.38	8-15-2043	60,825,000	59,292,495
U.S. Treasury Bonds	4.63	5-15-2044	106,485,000	106,784,489
U.S. Treasury Bonds	4.63	11-15-2044	17,570,000	17,576,863
U.S. Treasury Bonds	4.63	11-15-2045	30,924,000	30,899,840
U.S. Treasury Bonds	4.75	2-15-2045	1,330,000	1,350,989
U.S. Treasury Bonds	4.75	5-15-2055	49,281,000	49,873,912
U.S. Treasury Bonds	4.75	8-15-2055	76,998,000	77,960,475
U.S. Treasury Bonds	4.88	8-15-2045	161,255,000	166,294,219
U.S. Treasury Inflation-Indexed Notes	1.88	7-15-2035	50,926,004	51,385,099
See accompanying notes to portfolio of investments
26 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	3.63%	8-31-2030	$288,085,000	$288,377,585
U.S. Treasury Notes	3.75	10-31-2032	33,845,000	33,765,676
U.S. Treasury Notes	4.00	11-15-2035	145,150,000	144,923,203
U.S. Treasury Notes	4.25	8-15-2035	18,978,000	19,345,699
U.S. Treasury STRIPS¤	0.00	5-15-2040	20,515,000	10,501,413
U.S. Treasury STRIPS¤	0.00	5-15-2044	12,985,000	5,281,653
Total U.S. Treasury securities (Cost $1,312,943,197)				1,293,255,950
Yankee corporate bonds and notes: 8.39%
Basic materials: 0.31%
Chemicals: 0.08%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	8,610,000	3,142,650
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	5,695,000	5,598,754
				8,741,404
Mining: 0.23%
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	3,145,000	3,587,112
Rio Tinto Finance USA PLC	5.75	3-14-2055	19,865,000	20,567,244
				24,154,356
Communications: 0.54%
Media: 0.02%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	1,385,000	1,291,353
Telecommunications: 0.52%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	4,095,000	3,732,592
Nokia Oyj	6.63	5-15-2039	4,165,000	4,472,893
NTT Finance Corp.144A	4.88	7-16-2030	19,010,000	19,420,934
NTT Finance Corp.144A	5.17	7-16-2032	14,765,000	15,225,681
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	1,920,000	2,032,426
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	9,340,000	9,749,839
				54,634,365
Consumer, cyclical: 0.63%
Airlines: 0.04%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	4,000,000	4,130,206
Apparel: 0.07%
Gildan Activewear, Inc.144A	5.40	10-7-2035	7,155,000	7,151,611
Leisure time: 0.52%
Carnival Corp.144A	6.13	2-15-2033	27,365,000	28,188,386
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	1,575,000	1,609,745
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	23,655,000	24,355,585
				54,153,716
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 27

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 0.19%
Agriculture: 0.16%
Japan Tobacco, Inc.144A	5.85%	6-15-2035	$15,405,000	$16,542,803
Cosmetics/Personal Care: 0.01%
Perrigo Finance Unlimited Co.	4.90	12-15-2044	1,500,000	1,198,378
Pharmaceuticals: 0.02%
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	2,220,000	2,554,119
Energy: 1.01%
Oil & gas: 0.93%
Aker BP ASA144A	5.80	10-1-2054	8,035,000	7,438,786
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	10,060,000	10,692,885
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	25,005,000	24,925,026
Eni SpA144A	5.95	5-15-2054	17,465,000	17,553,435
Santos Finance Ltd.144A	5.75	11-13-2035	14,000,000	14,036,919
Saudi Arabian Oil Co.144A	5.38	6-2-2035	9,120,000	9,411,798
Saudi Arabian Oil Co.144A	6.38	6-2-2055	11,850,000	12,633,349
				96,692,198
Pipelines: 0.08%
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	8,705,000	8,797,586
Financial: 4.97%
Banks: 3.87%
AIB Group PLC (U.S. SOFR+1.65%)144A±	5.32	5-15-2031	14,560,000	15,053,967
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	6,100,000	6,069,195
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	5,000,000	5,237,550
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	9,050,000	8,934,951
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	8,850,000	8,611,289
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year Treasury Constant Maturity+3.00%)144A±	7.53	10-1-2028	6,900,000	7,373,437
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	6,040,000	6,474,749
Banque Federative du Credit Mutuel SA144A	5.19	2-16-2028	18,705,000	19,118,804
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	23,725,000	24,581,013
Barclays PLC (U.S. SOFR+1.59%)±	5.79	2-25-2036	10,355,000	10,931,058
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	3,800,000	3,793,062
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	3,145,000	3,378,057
See accompanying notes to portfolio of investments
28 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75%	8-16-2029	$5,220,000	$5,502,381
BNP Paribas SA (U.S. SOFR+1.92%)144A±	5.91	11-19-2035	19,165,000	20,045,963
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	24,890,000	25,834,859
Credit Agricole SA (U.S. SOFR+1.36%)144A±	4.82	9-25-2033	13,575,000	13,605,714
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	12,430,000	12,816,848
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	14,365,000	14,975,754
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	24,800,000	24,825,979
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	23,610,000	24,412,000
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	8,525,000	8,599,534
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	16,365,000	15,066,925
NatWest Group PLC (1 Year Treasury Constant Maturity+1.05%)±	5.12	5-23-2031	32,310,000	33,259,480
NatWest Group PLC (1 Year Treasury Constant Maturity+1.50%)±	5.78	3-1-2035	25,310,000	26,947,629
NatWest Markets PLC144A	1.60	9-29-2026	4,135,000	4,055,615
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	16,330,000	16,025,280
UBS Group AG (1 Year Treasury Constant Maturity+2.05%)144A±	4.70	8-5-2027	9,625,000	9,655,513
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	3,940,000	3,885,779
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	13,985,000	13,036,593
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	13,035,000	13,306,428
				405,415,406
Diversified financial services: 0.31%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	6,870,000	7,204,683
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	4,810,000	4,643,757
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	6,875,000	6,956,084
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	7,290,000	7,554,034
Brookfield Asset Management Ltd.	6.08	9-15-2055	5,785,000	5,963,530
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	2,350,000	94,000
				32,416,088
Insurance: 0.66%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	21,185,000	22,796,183
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	11,597,000	12,142,116
Intact Financial Corp.144A	5.46	9-22-2032	20,414,000	21,132,041
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 29

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
RenaissanceRe Holdings Ltd.	5.75%	6-5-2033	$6,065,000	$6,373,772
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	5,790,000	6,086,233
				68,530,345
Private equity: 0.13%
Brookfield Finance, Inc.	5.33	1-15-2036	13,500,000	13,601,368
Government securities: 0.29%
Multi-national: 0.29%
African Export-Import Bank144A	3.80	5-17-2031	16,800,000	15,079,755
Banque Ouest Africaine de Developpement144A	4.70	10-22-2031	7,205,000	6,625,243
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	8,960,000	8,895,141
				30,600,139
Industrial: 0.14%
Engineering & construction: 0.04%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	3,540,000	3,880,972
Packaging & containers: 0.05%
Trivium Packaging Finance BV144A	8.25	7-15-2030	5,635,000	5,932,477
Trucking & leasing: 0.05%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	5,140,000	5,274,692
Utilities: 0.31%
Electric: 0.31%
Comision Federal de Electricidad144A	3.35	2-9-2031	17,085,000	15,393,880
Comision Federal de Electricidad144A	3.88	7-26-2033	11,350,000	10,004,461
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	6,795,000	6,844,719
				32,243,060
Total yankee corporate bonds and notes (Cost $861,330,775)				877,936,642
Yankee government bonds: 1.02%
Argentina: 0.12%
Argentinaøø	0.75	7-9-2030	1,363,185	1,125,990
Argentina	1.00	7-9-2029	165,048	143,592
Argentinaøø	4.13	7-9-2035	1,817,118	1,286,247
Ciudad Autonoma De Buenos Aires/Government Bonds144A	7.80	11-26-2033	9,515,000	9,551,157
Provincia de Cordoba144Aøø	6.88	12-10-2025	296,891	296,891
				12,403,877
Bermuda: 0.05%
Bermuda144A	3.38	8-20-2050	7,259,000	5,110,264
Dominican Republic: 0.07%
Dominican Republic144A	4.50	1-30-2030	1,000,000	970,000
See accompanying notes to portfolio of investments
30 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Dominican Republic(continued)
Dominican Republic144A	4.88%	9-23-2032	$4,650,000	$4,429,822
Dominican Republic144A	7.05	2-3-2031	1,665,000	1,778,137
				7,177,959
Israel: 0.15%
Israel	5.75	3-12-2054	16,120,000	15,723,598
Ivory Coast: 0.11%
Ivory Coast144A	8.25	1-30-2037	10,720,000	11,228,491
Mexico: 0.43%
Mexico	5.63	9-22-2035	11,170,000	11,052,938
Mexico	6.00	5-7-2036	8,495,000	8,651,308
Mexico	6.35	2-9-2035	14,090,000	14,843,111
Mexico	3.77	5-24-2061	17,000,000	10,606,640
				45,153,997
Panama: 0.09%
Panama	2.25	9-29-2032	12,300,000	10,038,030
Total yankee government bonds (Cost $104,941,989)				106,836,216

		Yield	Shares
Short-term investments: 2.77%
Investment companies: 2.77%
Allspring Government Money Market Fund Select Class♠∞##		3.93	289,900,659	289,900,659
Total short-term investments (Cost $289,900,659)				289,900,659
Total investments in securities (Cost $10,403,723,372)	100.34%			10,498,758,467
Other assets and liabilities, net	(0.34)			(35,868,983)
Total net assets	100.00%			$10,462,889,484

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
†	Non-income-earning security
¤	The security is issued in zero coupon form with no periodic interest payments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 31

Portfolio of investments—November 30, 2025 (unaudited)

Abbreviations:
AG	Assured Guaranty Incorporation
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CAB	Capital appreciation bond
CLO	Collateralized loan obligation
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MXN	Mexican peso
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SGD	Singapore dollar
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal of securities
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$459,866,843	$1,209,585,990	$(1,379,552,174)	$0	$0	$289,900,659	289,900,659	$2,553,443
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	51,906,523	COP	204,901,000,000	Morgan Stanley, Inc.	12-30-2025	$0	$(2,475,050)
JPY	7,000,000,000	USD	48,205,383	Citibank N.A.	12-30-2025	0	(3,262,466)
USD	47,763,283	JPY	7,000,000,000	Citibank N.A.	12-30-2025	2,820,367	0
USD	61,372,418	AUD	91,862,500	Citibank N.A.	12-31-2025	1,173,436	0
AUD	16,862,500	USD	11,177,787	Citibank N.A.	12-31-2025	0	(127,518)
USD	82,301,187	BRL	446,665,000	Morgan Stanley, Inc.	12-31-2025	0	(849,491)
USD	22,680,336	BRL	123,000,000	Morgan Stanley, Inc.	12-31-2025	0	(217,212)
USD	25,155,878	CZK	523,400,000	Morgan Stanley, Inc.	12-31-2025	18,717	0
USD	447,127,384	EUR	376,297,000	Citibank N.A.	12-31-2025	9,788,486	0
USD	23,125,000	EUR	20,000,000	Citibank N.A.	12-31-2025	0	(119,347)
USD	12,023,246	EUR	10,360,000	State Street Bank & Trust Co.	12-31-2025	0	(17,325)
EUR	7,200,000	USD	8,347,212	Bank of New York Mellon Corp.	12-31-2025	20,753	0
USD	125,401,499	GBP	91,862,500	Citibank N.A.	12-31-2025	3,801,945	0
GBP	11,700,000	USD	15,334,605	Citibank N.A.	12-31-2025	152,833	0
USD	25,933,066	SGD	33,630,000	Morgan Stanley, Inc.	12-31-2025	0	(76,659)
See accompanying notes to portfolio of investments
32 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	24,743,971	ZAR	433,195,000	Morgan Stanley, Inc.	12-31-2025	$0	$(517,273)
ZAR	433,195,000	USD	25,038,383	Morgan Stanley, Inc.	12-31-2025	222,860	0
						$17,999,397	$(7,662,341)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	2,569	3-20-2026	$289,879,890	$291,180,094	$1,300,204	$0
Ultra U.S. Treasury Bond	1,324	3-20-2026	158,644,476	160,121,250	1,476,774	0
2-Year U.S. Treasury Notes	4,996	3-31-2026	1,043,001,043	1,043,461,443	460,400	0
5-Year U.S. Treasury Notes	1,381	3-31-2026	151,433,515	151,586,328	152,813	0
Short
10-Year Euro BUND Index	(480)	12-8-2025	(71,341,247)	(71,782,031)	0	(440,784)
2-Year Euro SCHATZ	(358)	12-8-2025	(44,485,169)	(44,437,979)	47,190	0
5-Year Euro-BOBL Futures	(649)	12-8-2025	(88,778,026)	(88,824,264)	0	(46,238)
Ultra 10-Year U.S. Treasury Notes	(552)	3-20-2026	(63,979,591)	(64,144,125)	0	(164,534)
					$3,437,381	$(651,556)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 44	5.00%	Quarterly	6-20-2030	USD	45,715,000	$4,008,428	$3,048,540	$959,888	$0
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 33

Notes to portfolio of investments—November 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2025, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
34 | Allspring Core Plus Bond Fund

Notes to portfolio of investments—November 30, 2025 (unaudited)
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will
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Notes to portfolio of investments—November 30, 2025 (unaudited)
either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
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Notes to portfolio of investments—November 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$3,233,814,620	$0	$3,233,814,620
Asset-backed securities	0	969,139,704	5,114,514	974,254,218
Common stocks
Financials	0	0	0	0
Corporate bonds and notes	0	2,240,598,023	0	2,240,598,023
Foreign corporate bonds and notes	0	276,909,801	0	276,909,801
Foreign government bonds	0	541,964,784	0	541,964,784
Investment companies	72,588,205	0	0	72,588,205
Loans	0	12,687,402	999,380	13,686,782
Municipal obligations	0	4,042,627	0	4,042,627
Non-agency mortgage-backed securities	0	572,969,940	0	572,969,940
U.S. Treasury securities	1,277,472,884	15,783,066	0	1,293,255,950
Yankee corporate bonds and notes	0	877,936,642	0	877,936,642
Yankee government bonds	0	106,836,216	0	106,836,216
Short-term investments
Investment companies	289,900,659	0	0	289,900,659
	1,639,961,748	8,852,682,825	6,113,894	10,498,758,467
Forward foreign currency contracts	0	17,999,397	0	17,999,397
Futures contracts	3,437,381	0	0	3,437,381
Swap contracts	0	959,888	0	959,888
Total assets	$1,643,399,129	$8,871,642,110	$6,113,894	$10,521,155,133
Liabilities
Forward foreign currency contracts	$0	$7,662,341	$0	$7,662,341
Futures contracts	651,556	0	0	651,556
Total liabilities	$651,556	$7,662,341	$0	$8,313,897
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of November 30, 2025, $30,456,000 was segregated as cash collateral for these open futures contracts and $3,118,201 was segregated as cash collateral for swap contracts. The Fund also had $18,400,000 segregated as cash collateral for open forward foreign currency contracts.
At November 30, 2025, the Fund had no material transfers into/out of Level 3.
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